Average Annual Total Returns(Table) - Delaware VIP International Series	Average Annual Return, Caption	MSCI EAFE (Europe, Australasia, Far East) Index (gross) (reflects the deduction of foreign withholding taxes on dividends) 1 year	MSCI EAFE (Europe, Australasia, Far East) Index (gross) (reflects the deduction of foreign withholding taxes on dividends) 5 years	MSCI EAFE (Europe, Australasia, Far East) Index (gross) (reflects the deduction of foreign withholding taxes on dividends) 10 years	MSCI EAFE (Europe, Australasia, Far East) Index (net) (reflects the deduction of foreign withholding taxes on dividends) 1 year	MSCI EAFE (Europe, Australasia, Far East) Index (net) (reflects the deduction of foreign withholding taxes on dividends) 5 years	MSCI EAFE (Europe, Australasia, Far East) Index (net) (reflects the deduction of foreign withholding taxes on dividends) 10 years	Delaware VIP International Series - Service Class 1 year	Delaware VIP International Series - Service Class 5 years	Delaware VIP International Series - Service Class 10 years
Total	Average annual total returns for periods ended December 31, 2019	22.66%	6.18%	5.99%	22.01%	5.67%	5.50%	24.91%	7.66%	8.11%